Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 3,773,221	$ 3,147,395
Cash flows	47,814	241,861
Other comprehensive income	(207)	(9,098)
Non-cash items	10,325	(5,741)
Deferred financing costs, assets	(1,905)	(1,375)
Liabilities/(assets) arising from financing activities at end of period	3,829,248	3,373,042
Borrowings | Proceeds from loans
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	318,913	401,911
Total	318,913	401,911
Borrowings | Loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(266,770)	(150,508)
Non-cash items		(8,063)
Total	(266,770)	(158,571)
Borrowings | Payment for bond repurchase at premium
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(1,937)
Total		(1,937)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,329)	(7,605)
Non-cash items	(392)	982
Deferred financing costs, assets	(1,905)	(1,375)
Total	(6,626)	(7,998)
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	10,717	7,514
Total	10,717	7,514
Borrowings | Retranslation of the NOK 2024 Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	(207)	(9,098)
Non-cash items		(6,174)
Total	(207)	(15,272)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	107,760	45,931
Cash flows		(4,092)
Other comprehensive income	310	11,327
Non-cash items	(31,571)	84,305
Liabilities/(assets) arising from financing activities at end of period	76,499	137,471
Derivatives | Unrealized gain (loss) on derivative financial instruments held for trading (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(31,457)	80,472
Total	(31,457)	80,472
Derivatives | Ineffective portion of cash flow hedges (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(114)	(218)
Total	(114)	(218)
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(10,811)
Total		(10,811)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		10,770
Total		10,770
Derivatives | Payment for CCS termination/modification
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(4,051)
Non-cash items		4,051
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	310	11,327
Total	$ 310	$ 11,327